RELATED PARTY TRANSACTIONS - Compensation of key management personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Salaries and short-term benefits	$ 2.0	$ 2.7	$ 3.2
Share-based compensation	1.5	0.5	(1.3)
Termination and other long-term benefits	0.1	0.6	0.9
Total compensation	$ 3.6	$ 3.8	$ 2.8